Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Summary of Provisions

The balances as of December 31, 2022 are detailed below:

	Provision for Warranty	Decommissioning	Provision for legal and sundry risks	Provision for agents and directors severance indemnity	Total
	(EUR thousand)
At January 1, 2022	1,061	591	572	1,275	3,499
Arising during the year	90	27	2,373	82	2,572
Utilized	(49)	—	(114)	(265)	(428)
Unused amounts reversed	—	—	(63)	(68)	(131)
Exchange rate difference	—	36	2	2	40
At December 31, 2022	1,102	654	2,770	1,026	5,552

Current	—	—	—	—	—
Non-current	1,102	654	2,770	1,026	5,552

	Provision for Warranty	Decommissioning	Provision for legal and sundry risks	Provision for agents and directors severance indemnity	Total
	(EUR thousand)
At January 1, 2021	1,061	523	1,664	1,136	4,384
Arising during the year	65	23	4,235	139	4,462
Utilized	—	—	(745)	—	(745)
Unused amounts reversed	(65)	—	(4,631)	—	(4,696)
Exchange rate difference	—	45	49	—	94
At December 31, 2021	1,061	591	572	1,275	3,499

Current	—	—	—	—	—
Non-current	1,061	591	572	1,275	3,499